Notes Payable (Details Narrative) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Debt Instrument [Line Items]
Proceeds from common stock called				$ 3,503,314
Unamortized discount		$ 2,539,510	$ 2,901,596
Other offering expenses		$ 166,080
Brainlab Senior Secured Note Payable [Member]
Debt Instrument [Line Items]
Stated interest rate		5.50%	5.50%
Description of maturity date		Matures on December 31, 2018.	Matures in April 2016.
Debt face amount		$ 4,289,444	$ 4,289,444	4,018,139
Description of collateral terms		The Brainlab Note is collateralized by a senior security interest in the assets of the Company.	The Brainlab Note is collateralized by a senior security interest in the assets of the Company.
Unamortized discount		$ 64,835	$ 64,836	$ 271,305
Number of warrants issued to placement agent		46,207
Description of payment terms		Principal and accrued interest is payable in a single installment upon maturity.	Principal and accrued interest is payable in a single installment upon maturity.
Principal and accrued interest		$ 2,000,000	$ 677,722
Private Placement (Securities Purchase Agreements) [Member] | Warrant [Member]
Debt Instrument [Line Items]
Number of common stock called	27,937
Proceeds from common stock called	$ 3,725,000
12% Junior Secured Notes Payable 2014 [Member]
Debt Instrument [Line Items]
Stated interest rate			12.00%	12.00%
12% Junior Secured Notes Payable 2014 [Member] | Private Placement (Securities Purchase Agreements) [Member]
Debt Instrument [Line Items]
Stated interest rate	12.00%
Debt face amount	$ 3,725,000
Maturity term	5 years
Debt frequency of periodic payment	Semi-annually
Description of collateral terms

The 2014 Secured Notes are collateralized by a security interest in the Company’s property and assets, which security interest is junior and subordinate to the security interest that collateralizes Brainlab note.

Unamortized discount	$ 413,057	280,919	$ 301,531	$ 369,299
12% Junior Secured Notes Payable 2014 [Member] | Private Placement (Securities Purchase Agreements) [Member] | Warrant [Member]
Debt Instrument [Line Items]
Number of each common stock called	0.01
Warrant exercise price (in dollars per share)	$ 70.00
Fair value	$ 413,057
12% Junior Secured Notes Payable 2014 [Member] | Private Placement (Securities Purchase Agreements) [Member] | Non-Employee Directors [Member]
Debt Instrument [Line Items]
Debt face amount	1,100,000
Fair value	30,210
Placement agents cash commission	$ 145,500
Number of warrants issued to placement agent	1,818
Other offering expenses	$ 76,186	$ 153,489	$ 166,080